Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 22, 2023	May 15, 2017	Nov. 03, 2016	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 25,044	$ 10,973	$ 37,398	$ 31,021	$ 38,557	$ 55,215
2016 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuable (in shares)				1,212,059		1,212,059
2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuable (in shares)				77,053,345		77,053,345
2023 Incentive Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for issuance (in shares)	88,626,665
Initial reserve, automatic increase, percentage	5.00%
Common stock, reserved for issuance, maximum (in shares)	614,343,928
2023 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for issuance (in shares)	16,113,939
Initial reserve, automatic increase, percentage	1.00%
Common stock, reserved for issuance, maximum (in shares)	120,854,543
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period								4 years
Stock options | 2016 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting, percentage			25.00%
Stock options | 2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting, percentage		25.00%